Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Net (loss)	$ (1,343,592)	$ (770,085)	$ (518,184)
Adjustment to reconcile net loss to net cash provided by operating activities:
Issuance of common stock for officer's compensation			90,000
Issuance of common stock for services rendered on behalf of the Company			100,000
Issuance of Series L Preferred stock for consulting services	50,000
Issuance of Series K Preferred stock for services rendered by an officer	10,000
Issuance of related party note for services rendered on behalf of the Company		124,800
Issuance of third-party notes for services rendered on behalf of the Company			116,900
Common stock to be issued	20,000	40,000	20,000
Derivative liability loss	1,010,766	309,250	140,650
Amortization of debt discounts	170,285	239,180	17,380
Changes in operating assets and liabilities:
Note receivable officer		1,689	(1,689)
Inventory	(70,580)
Bank overdrafts			8,997
Accounts payable	10,509	1,352	676
Accrued interest	12,749	14,011	1,320
Accrued director's compensation	20,000	39,803
Net cash provided (used) by operating activities	109,863		(23,950)
INVESTING ACTIVITIES:
Investment in subsidiaries	(1,346,646)
Purchase of equipment	(36,363)
Net cash provided (used) by investing activities	(1,383,009)
FINANCING ACTIVITIES:
Issuance of convertible note for acquisition	2,000,000
Borrowings from related party	355
Borrowings from convertible note	11,000		23,750
Net cash provided from financing activities	2,011,355		23,750
NET INCREASE IN CASH AND CASH EQUIVALENTS	518,483		(200)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD			200
CASH AND CASH EQUIVALENTS, END OF PERIOD	518,483
Supplemental Disclosures of Cash Flow Information:
Taxes paid
Interest paid